Document and Entity Information	Sep. 08, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001795586
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	Chime Financial, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42693
Entity Tax Identification Number	46-0925388
Entity Address, Address Line One	101 California Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(844)
Local Phone Number	244-6363
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001
Trading Symbol	CHYM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false